CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net income	$ 37,512	$ 26,736
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	3,186	3,384
Share-based compensation	5,998	7,330
Loss on disposal of assets	24	1
Unrealized foreign exchange loss (gain)	2,245	(3,573)
Income tax expense (recovery)	(13,067)	(3,023)
Finance income, net	(1,207)	(2,404)
Changes in non-cash working capital items:
Trade and other receivables	(7,813)	(4,472)
Prepaids and deposits	(2,520)	(2,892)
Contract costs, net	(3,862)	(3,454)
Trade and other payables	(1,355)	4,518
Employee benefit obligations	173	246
Deferred revenue	12,036	7,144
Income taxes paid	(3,177)	(292)
Cash from operating activities	28,173	29,249
Cash flows used in investing activities
Purchase of property and equipment	(981)	(1,245)
Payments related to acquisitions	(859)	(250)
Cash used in investing activities	(1,840)	(1,495)
Cash flows used in financing activities
Payments received on net investment in finance lease	43	80
Repayment of lease obligations	(1,828)	(1,969)
Interest received	1,409	2,466
Proceeds from exercise of stock options	313	3,084
Proceeds from share issuance under employee share purchase plan	467	522
Shares repurchased for cancellation	(47,050)	(11,024)
Cash used in financing activities	(46,646)	(6,841)
Net change in cash and cash equivalents during the year	(20,313)	20,913
Effect of foreign exchange on cash and cash equivalents	1,810	(323)
Cash and cash equivalents, beginning of the year	92,540	71,950
Cash and cash equivalents, end of the year	$ 74,037	$ 92,540